787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

VIA EDGAR

December 23, 2009

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Credit Suisse Commodity Return Strategy Fund
Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
Securities Act File No. 333-116212
Investment Company Act File No. 811-21589

Ladies and Gentlemen:

On behalf of Credit Suisse Commodity Return Strategy Fund (the “Fund”), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 6 to the Fund’s Registration Statement under the 1933 Act and Amendment No. 9 to the Fund’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Amendment”).

The Amendment is being filed to bring the Fund’s prospectuses into compliance with the requirements of amended Form N-1A.  The Amendment also commences the annual updating of the Fund’s prospectuses and Statement of Additional Information (the “SAI”).

The principal changes made in the Amendment to the Fund’s current prospectuses are to revise the summary section of each prospectus pursuant to amended Form N-1A.  The remaining sections of the prospectuses contained in the Amendment are substantially similar to the Fund’s current prospectuses and the SAI contained in the Amendment is substantially similar to the Fund’s current SAI.  Accordingly, on behalf of the Fund, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on February 28, 2010 pursuant to Rule 485(a)(1) under the 1933 Act.  Prior to that date, the Fund will file a subsequent post-effective amendment pursuant to Rule 485(b) that will incorporate by reference its audited financial statements for the fiscal year ended October 31, 2009, contain updated performance information and file the consent of the Fund’s independent registered public accounting firm.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	J. Kevin Gao, Credit Suisse Asset Management, LLC
Rose F. DiMartino, Willkie Farr & Gallagher LLP